Alger Russell Innovation ETF Expense Example - Alger Russell Innovation ETF - Alger Russell Innovation ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,495